Provisions, income tax liabilities and other liabilities - Reconciliation of Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in financial assumptions		€ 163	€ 11	€ (168)
Pre-funded pension obligations		194	156	271
Obligations provided for		4,541	5,762	5,262	€ 5,822
UK
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in demographic assumptions		17	(50)	(11)
Actuarial losses/(gains) due to changes in financial assumptions		(52)	(210)	43
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		(15)	(212)	(44)
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		1,836	1,943
Current service cost	[1]	121	138	140
Interest (income)/cost	[1]	73	64	71
Plan amendments, curtailments or settlements not specified in the terms of the plan	[1]	(73)	(110)	(22)
Administration costs and taxes paid during the period	[1]	(12)	(13)	(7)
Contributions from plan members	[1]	5	5	6
Net obligation		1,241	1,832	1,937
Pre-funded pension obligations	[2]	194	156	271
Expense recognized directly in profit or loss	[1]	128	100	190
End of period		1,247	1,836	1,943
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	[1],[3]	(155)	(13)	171
Expense/(gain) for the period	[1]	(27)	87	361
Pensions and other post-employment benefits | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		103	(61)
Current service cost		0	0	0
Contributions from plan members		0	0	0
Pre-funded pension obligations				66
Expense recognized directly in profit or loss		7	(1)	(5)
End of period		14	103	(61)
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)		15	212	44
Pensions and other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		8,229	8,930	8,651
Current service cost		121	138	140
Interest (income)/cost		325	335	346
Actuarial losses/(gains) due to changes in demographic assumptions		0	(45)	(34)
Actuarial losses/(gains) due to changes in financial assumptions		(176)	(380)	157
Actuarial losses/(gains) due to experience adjustments		82	(4)	256
Plan amendments, curtailments or settlements not specified in the terms of the plan	[3]	(72)	(181)	(36)
Plan settlements specified in the terms of the plan		(52)	(59)	(40)
Benefits paid		(481)	(502)	(483)
Changes in scope of consolidation and transfers		13	4	(14)
Currency translation differences		(320)	181	(13)
Increase (decrease) in net defined benefit liability (asset) resulting from reclassification, net defined benefit liability (asset)			(188)	0
End of period		7,669	8,229	8,930
Pensions and other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		(6,397)	(6,993)	(6,899)
Interest (income)/cost		(252)	(271)	(276)
Plan amendments, curtailments or settlements not specified in the terms of the plan		0	71	17
Plan settlements specified in the terms of the plan		51	58	40
Changes in scope of consolidation and transfers		(12)	20	8
Currency translation differences		224	(132)	(11)
Increase (decrease) in net defined benefit liability (asset) resulting from reclassification, net defined benefit liability (asset)		0	97	0
Difference between actual return and interest income on plan assets(c)	[4]	56	(416)	197
Administration costs and taxes paid during the period		(12)	(13)	(7)
Contributions from plan members		5	5	6
Employer’s contributions		442	127	122
Benefits paid		(449)	(456)	(446)
End of period		(6,428)	(6,397)	(6,993)
Pensions and other post-employment benefits | Plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
Difference between actual return and interest income on plan assets(c)			(204)
Pensions and other post-employment benefits | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		4	6
End of period		6	4	6
Provisions for pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for		1,440	1,992	2,214	€ 2,039
Provisions for pensions and other post-employment benefits | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for		€ 1,441	€ 1,992	€ 2,214

[1]	(d)Benefit costs for 2023 and 2024 include costs related to Opella, for which Pensions and other post-employment benefits were reclassified to Liabilities related to assets held for sale as of December 31, 2024.

[2]	(a)For 2023, this line includes €66 million of assets in the United Kingdom. This amount is not subject to any asset ceiling, in accordance with IFRIC 14.
[3]	(b)Amounts recognized in Other comprehensive income, excluding actuarial gains and losses related to Opella (see Note D.15.7.).
[4]	(c)In 2024, this line includes the effects of the partial buy-in in the United Kingdom for €(204) million.